Note 6 - Allowance for Loan Losses and Credit Quality Information - Impaired Loans and Related Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Specific reserves	$ 988	$ 1,009
Recorded investment	4,570	5,799
Unpaid principal balance	7,047	8,269
Average recorded investment	5,409	10,719
Interest income recognized	459	259
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	217	1,251
Unpaid principal balance, with no related allowance	217	1,251
Average recorded investment, with no related allowance	567	943
Interest income recognized, with no related allowance	15	60
Recorded investment, with related allowance	890	952
Unpaid principal balance, with related allowance	890	952
Specific reserves	235	223
Average recorded investment, with related allowance	1,022	1,045
Interest income recognized, with related allowance	17	14
Recorded investment	1,107	2,203
Unpaid principal balance	1,107	2,203
Average recorded investment	1,589	1,988
Interest income recognized	32	74
Commercial Real Estate Portfolio Segment [Member]
Specific reserves	248	296
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Recorded investment, with no related allowance	40	44
Unpaid principal balance, with no related allowance	122	184
Average recorded investment, with no related allowance	40	46
Interest income recognized, with no related allowance	0	7
Recorded investment, with related allowance	0	0
Unpaid principal balance, with related allowance	0	0
Specific reserves	0	0
Average recorded investment, with related allowance	389	3
Interest income recognized, with related allowance	0	0
Recorded investment	40	44
Unpaid principal balance	122	184
Average recorded investment	429	49
Interest income recognized	0	7
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Recorded investment, with no related allowance	26	25
Unpaid principal balance, with no related allowance	1,771	1,706
Average recorded investment, with no related allowance	29	5,462
Interest income recognized, with no related allowance	97	96
Specific reserves	248	296
Recorded investment	1,840	2,160
Unpaid principal balance	3,585	3,841
Average recorded investment	1,885	7,382
Interest income recognized	326	128
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	312	475
Unpaid principal balance, with no related allowance	312	476
Average recorded investment, with no related allowance	449	387
Interest income recognized, with no related allowance	13	10
Recorded investment, with related allowance	628	502
Unpaid principal balance, with related allowance	644	519
Specific reserves	434	370
Average recorded investment, with related allowance	553	448
Interest income recognized, with related allowance	13	20
Recorded investment	940	977
Unpaid principal balance	956	995
Average recorded investment	1,002	835
Interest income recognized	26	30
Commercial Portfolio Segment [Member]
Specific reserves	71	120
Commercial Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Recorded investment, with related allowance	1,814	2,135
Unpaid principal balance, with related allowance	1,814	2,135
Specific reserves	248	296
Average recorded investment, with related allowance	1,856	1,920
Interest income recognized, with related allowance	229	32
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Recorded investment, with no related allowance	274	0
Unpaid principal balance, with no related allowance	356	79
Average recorded investment, with no related allowance	81	36
Interest income recognized, with no related allowance	18	0
Recorded investment, with related allowance	369	415
Unpaid principal balance, with related allowance	921	967
Specific reserves	71	120
Average recorded investment, with related allowance	423	429
Interest income recognized, with related allowance	57	20
Recorded investment	643	415
Unpaid principal balance	1,277	1,046
Average recorded investment	504	465
Interest income recognized	$ 75	$ 20